Equity Method Investments (Details) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Mar. 31, 2023 kr / shares	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Net (losses)/income from equity method investments			$ (296)	$ 3,009
Equity method investments			46,244			$ 104,108
CoolCo
Schedule of Equity Method Investments [Line Items]
Net (losses)/income from equity method investments			1,491	5,390
Equity method investment, realized gain (loss) on disposal		$ 800	823	0
Equity method investments			$ 0			55,439
Number of shares issued (in shares) | shares	4,500,000
Sale of stock, price per share | (per share)	$ 12.60	$ 12.60			kr 130
Proceeds for shares issued		$ 56,100
Sale of stock, fees paid on transaction		$ 100
Investment owned, balance (in shares) | shares			1
Avenir
Schedule of Equity Method Investments [Line Items]
Net (losses)/income from equity method investments			$ (2,879)	(2,537)
Equity method investments			39,095			41,790
ECGS and Aqualung
Schedule of Equity Method Investments [Line Items]
Net (losses)/income from equity method investments			269	$ 156
Equity method investments			$ 7,149			$ 6,879